Document And Entity Information	Dec. 28, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2020
Entity Registrant Name	SMTC CORPORATION
Entity Central Index Key	0001108320
Entity Emerging Growth Company	false
Entity File Number	000-31051
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-0197680
Entity Address, Address Line One	7050 Woodbine Avenue
Entity Address, City or Town	Markham
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L3R 4G8
City Area Code	905
Local Phone Number	479-1810
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SMTX
Security Exchange Name	NASDAQ